UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Stock Index Portfolio

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$493,633,139
Cash	109,893
Collateral for securities loaned	22,066,376
Dividends receivable	552,997
Subscriptions receivable	208,426
Receivable for investments sold	0
Variation margin on futures contracts	0

Total assets	516,570,831

LIABILITIES:
Due to investment adviser	240,972
Payable upon return of securities loaned	22,066,376
Redemptions payable	445,558
Payable for investments purchased	29,700
Variation margin on futures contracts	4,335

Total liabilities	22,786,941

NET ASSETS	$493,783,890

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,278,192
Additional paid-in capital	384,105,539
Net unrealized appreciation on investments and futures contracts	97,061,358
Undistributed net investment income	173,762
Accumulated net realized gain on investments and futures contracts	10,165,039

NET ASSETS	$493,783,890

NET ASSET VALUE PER OUTSTANDING SHARE	$21.67
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	300,000,000
Outstanding	22,781,920

(1) Cost of investments in securities:	$396,655,821

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$63,172
Income from securities lending	23,102
Dividends	4,674,386

Total income	4,760,660

EXPENSES:
Management fees	1,523,022

NET INVESTMENT INCOME	3,237,638

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	16,743,964
Net realized gain on futures contracts	81,415
Change in net unrealized appreciation on investments	(6,680,816)
Change in net unrealized appreciation on futures contracts	132,240

Net realized and unrealized gain on investments and futures contracts	10,276,803

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,514,441

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,237,638	$6,532,224
Net realized gain on investments	16,743,964	36,833,748
Net realized gain on futures contracts	81,415	752,908
Change in net unrealized appreciation on investments	(6,680,816)	(19,060,336)
Change in net unrealized appreciation (depreciation) on futures contracts	132,240	(82,020)

Net increase in net assets resulting from operations	13,514,441	24,976,524

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,063,876)	(6,475,890)
From net realized gains	0	(37,769,494)

Total distributions	(3,063,876)	(44,245,384)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	27,192,914	87,871,133
Reinvestment of distributions	3,063,876	44,245,384
Redemptions of shares	(62,623,352)	(162,295,785)

Net decrease in net assets resulting from share transactions	(32,366,562)	(30,179,268)

Total decrease in net assets	(21,915,997)	(49,448,128)

NET ASSETS:
Beginning of period	515,699,887	565,148,015

End of period (1)	$493,783,890	$515,699,887
	0	0

OTHER INFORMATION:

SHARES:
Sold	1,239,179	4,015,366
Issued in reinvestment of distributions	144,454	2,055,941
Redeemed	(2,851,095)	(7,396,828)

Net decrease	(1,467,462)	(1,325,521)

(1) Including undistributed net investment income	$173,762	$0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$21.27	$22.10	$22.41	$19.25	$27.37	$33.58

Income from Investment Operations

Net investment income	0.15	0.28	0.33	0.26	0.14	0.21
Net realized and unrealized gain (loss)	0.39	0.83	2.05	5.11	(6.23)	(4.20)

Total Income (Loss) From
Investment Operations	0.54	1.11	2.38	5.37	(6.09)	(3.99)

Less Distributions

From net investment income	(0.14)	(0.28)	(0.33)	(0.26)	(0.14)	(0.21)
From net realized gains	0.00	(1.66)	(2.36)	(1.95)	(1.89)	(2.01)

Total Distributions	(0.14)	(1.94)	(2.69)	(2.21)	(2.03)	(2.22)

Net Asset Value, End of Period	$21.67	$21.27	$22.10	$22.41	$19.25	$27.37

Total Return	2.53%	5.02%	10.74%	28.41%	(21.94%)	(11.63%)

Net Assets, End of Period ($000)	$493,784	$515,700	$565,148	$636,715	$627,394	$864,986

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	1.28%	*	1.24%	1.34%	1.15%	0.97%	0.70%

Portfolio Turnover Rate	4.42%		8.19%	5.68%	30.66%	19.52%	11.46%

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

COMMON STOCK

Shares Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.32%
1,400 Alliant Techsystems Inc* 106,890
31,163 Boeing Co 2,552,561
1,550 DRS Technologies Inc 75,485
15,742 General Dynamics Corp 1,030,471
4,851 Goodrich Corp 195,447
32,239 Honeywell International Inc 1,299,232
4,775 L-3 Communications Holdings Inc 360,131
13,798 Lockheed Martin Corp 989,869
13,396 Northrop Grumman Corp 858,148
5,250 Precision Castparts Corp 313,740
17,373 Raytheon Co 774,315
6,680 Rockwell Collins Inc 373,212
250 Sequa Corp* 20,375
39,372 United Technologies Corp 2,496,972
$11,446,848

AGRICULTURE --- 0.41%

25,500 Archer-Daniels-Midland Co 1,052,640
10,538 Monsanto Co 887,194
1,750 Scotts Miracle-Gro Co Class A ^^ 74,060
$2,013,894

AIR FREIGHT --- 1.18%
6,762 CH Robinson Worldwide Inc ^^ 360,415
8,348 Expeditors International of Washington Inc 467,571
11,899 FedEx Corp 1,390,517
2,390 Ryder System Inc 139,648
42,287 United Parcel Service Inc Class B 3,481,489
$5,839,640

AIRLINES --- 0.13%
3,500 AirTran Holdings Inc* 52,010
1,550 Alaska Air Group Inc* 61,101
6,000 JetBlue Airways Corp ^^ 72,840
27,510 Southwest Airlines Co 450,339
$636,290

AUTO PARTS & EQUIPMENT --- 0.22%
2,700 ArvinMeritor Inc 46,413
450 Bandag Inc ^^ 16,466
2,246 BorgWarner Inc 146,215
2,349 Cooper Tire & Rubber Co ^^ 26,168
5,970 Gentex Corp ^^ 83,580
6,900 Goodyear Tire & Rubber Co ^^* 76,590
7,600 Johnson Controls Inc 624,872
2,593 Lear Corp ^^ 57,591

1,300 Modine Manufacturing Co 30,368
$1,108,263

AUTOMOBILES --- 0.25%
73,045 Ford Motor Co ^^ 506,202
22,025 General Motors Corp ^^ 656,125
1,350 Thor Industries Inc ^^ 65,408
$1,227,735

BANKS --- 5.87%
13,479 AmSouth Bancorp 356,520
5,136 Associated Banc-Corp 161,938
21,420 BB&T Corp 890,858
177,798 Bank of America Corp (1) 8,552,084
1,971 Bank of Hawaii Corp 97,762
2,000 Cathay Bancorp Inc ^^ 72,760
1,650 City National Corp 107,399
6,000 Colonial BancGroup Inc 154,080
6,337 Comerica Inc 329,461
7,168 Commerce Bancorp Inc ^^ 255,683
5,050 Compass Bancshares Inc 280,780
1,850 Cullen/Frost Bankers Inc 106,005
21,668 Fifth Third Bancorp 800,633
4,820 First Horizon National Corp ^^ 193,764
3,075 FirstMerit Corp 64,391
1,958 Greater Bay Bancorp 56,293
9,542 Huntington Bancshares Inc 225,000
15,739 KeyCorp 561,568
3,074 M&T Bank Corp ^^ 362,486

8,799 Marshall & Ilsley Corp ^^ 402,466
4,778 Mercantile Bankshares Corp 170,431
21,132 National City Corp 764,767
18,107 North Fork Bancorp Inc 546,288
11,522 PNC Financial Services Group 808,499
17,782 Regions Financial Corp 588,940
1,378 SVB Financial Group* 62,644
14,158 SunTrust Banks Inc 1,079,689
12,542 Synovus Financial Corp 335,875
4,338 TCF Financial Corp 114,740
1,760 Texas Regional Bancshares Inc ^^ 66,739
69,318 US Bancorp 2,140,540
62,657 Wachovia Corp 3,388,491
65,440 Wells Fargo & Co 4,389,715
1,220 Westamerica Bancorp ^^ 59,743
2,650 Wilmington Trust Corp 111,777
4,135 Zions Bancorp 322,282
$28,983,091

BIOTECHNOLOGY --- 1.36%
2,600 Affymetrix Inc ^^* 66,560
45,928 Amgen Inc* 2,995,883
7,190 Applera Corp - Applied Biosystems Group 232,597
13,387 Biogen Idec Inc* 620,220
2,350 Cephalon Inc ^^* 141,235
2,813 Charles River Laboratories International Inc ^^* 103,518
10,164 Genzyme Corp* 620,512
17,714 Gilead Sciences Inc* 1,047,960
2,100 Invitrogen Corp* 138,747

1,250 Martek Biosciences Corp ^^* 36,188
9,704 MedImmune Inc ^^* 262,978
12,248 Millennium Pharmaceuticals Inc* 122,113
4,450 PDL BioPharma Inc ^^* 81,925
1,550 Techne Corp* 78,926
4,292 Vertex Pharmaceuticals Inc ^^* 157,559
$6,706,921

BROADCAST/MEDIA --- 0.94%
30,101 CBS Corp 814,232
19,612 Clear Channel Communications Inc 606,991
82,295 Comcast Corp* 2,694,338
3,300 EW Scripps Co 142,362
1,409 Emmis Communications Corp* 22,037
1,300 Entercom Communications Corp 34,008
8,673 Univision Communications Inc Class A* 290,546
2,486 Westwood One Inc 18,645
$4,623,159

BUILDING MATERIALS --- 0.27%
6,914 American Standard Cos Inc 299,169
1,850 Florida Rock Industries Inc 91,890
1,796 Martin Marietta Materials Inc 163,705
15,437 Masco Corp 457,553
3,905 Vulcan Materials Co 304,590
$1,316,907

CHEMICALS --- 1.43%
8,729 Air Products & Chemicals Inc 557,958

2,600 Airgas Inc 96,850
1,500 Albemarle Corp 71,820
2,766 Ashland Inc 184,492
2,450 Cabot Corp 84,574
9,311 Chemtura Corp 86,965
1,600 Cytec Industries Inc 85,856
37,442 Dow Chemical Co 1,461,361
35,896 EI du Pont de Nemours & Co 1,493,274
3,175 Eastman Chemical Co 171,450
7,100 Ecolab Inc 288,118
1,550 FMC Corp 99,805
1,650 Ferro Corp 26,334
4,418 Hercules Inc* 67,419
3,071 International Flavors & Fragrances Inc 108,222
2,650 Lubrizol Corp 105,603
7,956 Lyondell Chemical Co 180,283
800 Minerals Technologies Inc 41,600
2,771 Olin Corp 49,684
6,439 PPG Industries Inc 424,974
12,596 Praxair Inc 680,184
4,587 RPM Inc 82,566
5,643 Rohm & Haas Co 282,827
1,800 Sensient Technologies Corp ^^ 37,638
2,640 Sigma-Aldrich Corp 191,770


3,964 Valspar Corp ^^ 104,689
$7,066,316

COMMUNICATIONS - EQUIPMENT --- 2.60%
15,198 3Com Corp* 77,814
4,519 ADC Telecommunications Inc* 76,190
2,650 ADTRAN Inc 59,440
6,187 Andrew Corp* 54,817
16,005 Avaya Inc* 182,777
1,900 Avocent Corp* 49,875
22,856 CIENA Corp* 109,937
237,788 Cisco Systems Inc (1)* 4,644,000
2,250 CommScope Inc ^^* 70,695
7,840 Comverse Technology Inc* 154,997
60,662 Corning Inc* 1,467,414
1,550 Dycom Industries Inc* 33,000
1,600 F5 Networks Inc ^^* 85,568
5,250 Harris Corp 217,928
65,598 JDS Uniphase Corp ^^* 165,963
174,506 Lucent Technologies Inc* 422,305
96,190 Motorola Inc 1,938,229
1,850 Plantronics Inc ^^ 41,089
3,370 Polycom Inc* 73,870
4,350 Powerwave Technologies Inc* 39,672
65,324 QUALCOMM Inc 2,617,533
17,411 Tellabs Inc* 231,740
4,050 UTStarcom Inc ^^* 31,550
$12,846,403

COMPUTER HARDWARE & SYSTEMS --- 3.17%
33,126 Apple Computer Inc* 1,892,157
88,498 Dell Inc* 2,160,236
2,633 Diebold Inc 106,952
92,102 EMC Corp* 1,010,359
10,290 Gateway Inc* 19,551
108,676 Hewlett-Packard Co 3,442,856
1,340 Imation Corp 55,007
60,413 International Business Machines Corp (1) 4,640,927
4,112 Lexmark International Group Inc Class A ^^* 229,573
6,174 McDATA Corp* 25,190
7,100 NCR Corp* 260,144
14,548 Network Appliance Inc* 513,544
3,550 Palm Inc ^^ 57,155
6,266 QLogic Corp 108,026
7,598 Sandisk Corp* 387,346
136,249 Sun Microsystems Inc* 565,433
8,550 Western Digital Corp* 169,376
$15,643,832

COMPUTER SOFTWARE & SERVICES --- 5.46%
10,812 Activision Inc ^^ 123,041
2,991 Acxiom Corp 74,775
23,316 Adobe Systems Inc* 707,874
600 Advent Software* 21,642
4,637 Affiliated Computer Services Inc Class A* 239,316
9,020 Autodesk Inc* 310,829
22,470 Automatic Data Processing Inc 1,019,015
8,265 BMC Software Inc* 197,534

17,756 CA Inc 364,886
10,960 Cadence Design Systems Inc* 187,964
7,093 Citrix Systems Inc* 284,713
5,500 Cognizant Technology Solutions Corp* 370,535
7,324 Computer Sciences Corp* 354,775
14,657 Compuware Corp* 98,202
5,430 Convergys Corp* 105,885
11,942 Electronic Arts Inc* 513,984
20,166 Electronic Data Systems Corp 485,194
2,550 Fair Isaac Co ^^ 92,591
29,823 First Data Corp 1,343,228
6,843 Fiserv Inc* 310,398
2,250 Gartner Inc ^^* 31,950
8,029 Google Inc* 3,366,801
6,666 Intuit Inc 402,560
2,922 Jack Henry & Associates Inc 57,447
22,000 Juniper Networks Inc* 351,780
4,000 MPS Group Inc* 60,240
2,000 Macrovision Corp ^^* 43,040
6,199 McAfee Inc* 150,450
3,100 Mentor Graphics Corp ^^* 40,238
341,727 Microsoft Corp (1) 7,962,239
13,200 Novell Inc ^^* 87,516
151,664 Oracle Corp* 2,197,611
4,290 Parametric Technology Corp* 54,526
13,000 Paychex Inc 506,740
2,900 RSA Security Inc ^^* 78,851
2,029 Reynolds & Reynolds Co Class A 62,229
1,450 SRA International Inc ^^* 38,614

5,141 Sabre Holdings Corp 113,102
3,489 Sybase Inc* 67,687
40,307 Symantec Corp* 626,371
5,586 Synopsys Inc* 104,849
1,450 Transaction Systems Architects Inc Class A* 60,451
13,327 Unisys Corp ^^* 83,694
9,550 VeriSign Inc* 221,274
2,900 Wind River Systems* 25,810
48,848 Yahoo! Inc* 1,611,984
45,018 eBay Inc* 1,318,577
$26,933,012

CONGLOMERATES --- 3.76%
29,408 3M Co 2,375,284
1,226 Carlisle Cos Inc 97,222
405,101 General Electric Co (1) 13,352,129
1,550 Teleflex Inc 83,731
5,066 Textron Inc 466,984
79,306 Tyco International Ltd 2,180,915
$18,556,265

CONTAINERS --- 0.15%
4,074 Ball Corp 150,901
4,050 Bemis Co Inc 124,011
5,500 Pactiv Corp* 136,125
3,166 Sealed Air Corp 164,885


4,326 Temple-Inland Inc ^^ 185,456
$761,378

COSMETICS & PERSONAL CARE --- 0.18%
2,942 Alberto-Culver Co Class B 143,334
17,524 Avon Products Inc 543,244
4,650 Estee Lauder Cos 179,816
$866,394

DISTRIBUTORS --- 0.25%
6,730 Genuine Parts Co 280,372
24,095 SYSCO Corp 736,343
2,970 WW Grainger Inc 223,433
$1,240,148

ELECTRIC COMPANIES --- 2.56%
6,350 Allegheny Energy Inc* 235,395
4,596 Alliant Energy Corp 157,643
7,979 Ameren Corp 402,940
15,339 American Electric Power Co Inc 525,361
12,129 CenterPoint Energy Inc 151,613
9,561 Consolidated Edison Inc 424,891
4,714 DPL Inc 126,335
6,948 DTE Energy Co 283,062
13,552 Dominion Resources Inc 1,013,554
3,051 Duquesne Light Holdings Inc ^^ 50,158
12,681 Edison International 494,559

8,087 Entergy Corp 572,155
26,072 Exelon Corp 1,481,672
15,762 FPL Group Inc 652,232
12,864 FirstEnergy Corp 697,357
3,065 Great Plains Energy Inc 85,391
3,150 Hawaiian Electric Industries Inc ^^ 87,917
1,650 IDACORP Inc 56,579
4,170 NSTAR 119,262
5,966 Northeast Utilities 123,317
3,526 OGE Energy Corp ^^ 123,516
13,538 PG&E Corp 531,773
2,675 PNM Resources Inc 66,768
14,830 PPL Corp 479,009
7,402 Pepco Holdings Inc 174,539
3,855 Pinnacle West Capital Corp 153,853
9,836 Progress Energy Inc 421,669
4,500 Puget Energy Inc 96,660
7,800 Sierra Pacific Resources ^^* 109,200
28,895 Southern Co 926,085
8,130 TECO Energy Inc 121,462
18,008 TXU Corp 1,076,698
1,579 WPS Resources Corp 78,318
3,350 Westar Energy Inc 70,518
4,537 Wisconsin Energy Corp 182,841
15,793 Xcel Energy Inc 302,910
$12,657,212

ELECTRONIC INSTRUMENTS & EQUIP --- 1.14%
16,589 Agilent Technologies Inc* 523,549

6,594 American Power Conversion Corp 128,517
2,750 Ametek Inc 130,295
3,500 Amphenol Corp 195,860
4,715 Arrow Electronics Inc* 151,823
5,695 Avnet Inc* 114,014
2,415 CDW Corp 131,980
3,595 Cooper Industries Inc 334,047
15,982 Emerson Electric Co 1,339,451
2,630 Harman International Industries Inc 224,523
2,350 Hubbell Inc Class B 111,978
4,600 Ingram Micro Inc* 83,398
6,926 Jabil Circuit Inc 177,306
3,350 KEMET Corp ^^* 30,887
6,450 Memc Electronic Materials Inc* 241,875
5,516 Molex Inc ^^ 185,172
2,160 National Instruments Corp 59,184
1,550 Newport Corp* 24,986
1,800 Plexus Corp ^^* 61,578
6,929 Rockwell Automation Inc 498,957
3,400 Roper Industries Inc 158,950
20,715 Sanmina - SCI Corp* 95,289
35,619 Solectron Corp* 121,817
9,847 Symbol Technologies Inc 106,249
2,176 Tech Data Corp* 83,363
3,236 Tektronix Inc 95,203
2,100 Thomas & Betts Corp* 107,730
7,159 Vishay Intertechnology Inc* 112,611
$5,630,592

ELECTRONICS - SEMICONDUCTOR --- 2.77%
18,868 Advanced Micro Devices Inc* 460,757
13,948 Altera Corp* 244,787
14,053 Analog Devices Inc 451,663
60,894 Applied Materials Inc 991,354
16,650 Atmel Corp* 92,408
17,830 Broadcom Corp Class A 535,792
914 Cabot Microelectronics Corp ^^* 27,703
3,857 Credence Systems Corp* 13,500
3,000 Cree Inc ^^* 71,280
5,400 Cypress Semiconductor Corp ^^* 78,516
4,726 Fairchild Semiconductor Intl Inc ^^* 85,871
15,812 Freescale Semiconductor Inc* 464,873
7,764 Integrated Device Technology Inc* 110,094
226,594 Intel Corp 4,293,956
2,800 International Rectifier Corp* 109,424
5,499 Intersil Holding Corp 127,852
7,773 KLA-Tencor Corp 323,124
15,412 LSI Logic Corp* 137,937
5,483 Lam Research Corp* 255,617
4,400 Lattice Semiconductor Corp* 27,192
11,835 Linear Technology Corp 396,354
12,473 Maxim Integrated Products Inc 400,508
2,430 Micrel Inc ^^* 24,324
8,327 Microchip Technology Inc 279,371
28,229 Micron Technology Inc* 425,129
13,714 NVIDIA Corp 291,971
13,132 National Semiconductor Corp 313,198
4,941 Novellus Systems Inc ^^* 122,043

7,995 PMC-Sierra Inc ^^* 75,153
7,400 RF Micro Devices Inc ^^* 44,178
2,808 Semtech Corp ^^* 40,576
1,800 Silicon Laboratories Inc ^^* 63,270
7,675 Teradyne Inc* 106,913
60,694 Texas Instruments Inc 1,838,421
5,397 TriQuint Semiconductor Inc* 24,071
13,343 Xilinx Inc 302,219
$13,651,399

ENGINEERING & CONSTRUCTION --- 0.13%
3,427 Fluor Corp 318,471
1,287 Granite Construction Inc ^^ 58,262
2,310 Jacobs Engineering Group Inc* 183,968
4,600 Quanta Services Inc ^^* 79,718
$640,419

FINANCIAL SERVICES --- 6.06%
9,534 Ameriprise Financial Inc 425,884
3,280 Astoria Financial Corp 99,876
30,042 Bank of New York Co Inc 967,352
7,750 CIT Group Inc 405,248
193,677 Citigroup Inc (1) 9,342,978
23,652 Countrywide Financial Corp 900,668
4,982 Eaton Vance Corp 124,351
37,709 Fannie Mae (nonvtg) 1,813,803
3,300 Federated Investors Inc Class B 103,950
6,005 Franklin Resources Inc 521,294
26,908 Freddie Mac 1,534,025

10,008 Golden West Financial Corp 742,594
2,548 IndyMac Bancorp Inc ^^ 116,826
2,550 Investors Financial Services Corp ^^ 114,495
135,370 JPMorgan Chase & Co (1) 5,685,540
8,230 Janus Capital Group Inc 147,317
5,144 Legg Mason Inc 511,931
3,430 MGIC Investment Corp 222,950
16,086 Mellon Financial Corp 553,841
9,538 Moody's Corp 519,439
10,182 New York Community Bancorp Inc 168,105
7,239 Northern Trust Corp 400,317
3,501 PMI Group Inc ^^ 156,075
10,813 Principal Financial Group 601,743
3,211 Radian Group Inc 198,376
2,463 SEI Investments Co 120,391
14,627 Sovereign Bancorp Inc 297,064
12,935 State Street Corp 751,394
10,412 T Rowe Price Group Inc 393,678
3,278 Waddell & Reed Financial Class A ^^ 67,396
3,389 Washington Federal Inc ^^ 78,591
37,448 Washington Mutual Inc 1,706,880
2,068 Webster Financial Corp ^^ 98,106
$29,892,478

FOOD & BEVERAGES --- 2.89%
30,097 Anheuser-Busch Co Inc 1,372,122
3,262 Brown-Forman Corp 233,070
7,211 Campbell Soup Co 267,600
79,851 Coca-Cola Co 3,435,190

11,777 Coca-Cola Enterprises Inc 239,897
20,212 ConAgra Foods Inc 446,887
7,748 Constellation Brands Inc* 193,700
5,288 Dean Foods Co* 196,661
13,894 General Mills Inc 717,764
13,029 HJ Heinz Co 537,055
6,910 Hershey Co ^^ 380,534
2,848 Hormel Foods Corp 105,775
2,262 JM Smucker Co 101,111
9,489 Kellogg Co 459,552
948 Lancaster Colony Corp 37,418
5,157 McCormick & Co Inc (nonvtg) 173,017
2,250 Molson Coors Brewing Co Class B ^^ 152,730
5,236 Pepsi Bottling Group Inc 168,337
2,291 PepsiAmericas Inc 50,654
64,359 PepsiCo Inc 3,864,114
29,584 Sara Lee Corp 473,936
3,859 Smithfield Foods Inc* 111,255
992 Tootsie Roll Industries Inc 28,897
9,802 Tyson Foods Inc Class A 145,658
8,675 Wm Wrigley Jr Co 393,498
$14,286,432

GOLD, METALS & MINING --- 1.19%
33,894 Alcoa Inc 1,096,810
3,425 Allegheny Technologies Inc ^^ 237,147
5,570 Arch Coal Inc ^^ 236,001
7,100 CONSOL Energy Inc 331,712
4,650 Commercial Metals Co 119,273

7,357 Freeport-McMoRan Copper & Gold Inc 407,651
17,486 Newmont Mining Corp 925,534
12,136 Nucor Corp 658,378
10,322 Peabody Energy Corp 575,452
7,958 Phelps Dodge Corp 653,829
1,250 Reliance Steel & Aluminum Co 103,688
1,700 Steel Dynamics Inc ^^ 111,758
4,850 United States Steel Corp 340,082
2,781 Worthington Industries Inc ^^ 58,262
$5,855,577

HEALTH CARE RELATED --- 2.82%
22,096 Aetna Inc 882,293
8,166 AmericsourceBergen Corp 342,319
1,650 Apria Healthcare Group Inc ^^* 31,185
4,662 CIGNA Corp 459,254
16,257 Cardinal Health Inc 1,045,813
17,243 Caremark Rx Inc 859,908
3,845 Community Health Systems Inc* 141,304
2,505 Covance Inc* 153,356
6,252 Coventry Health Care Inc 343,485
5,712 Express Scripts Inc Class A* 409,779
15,896 HCA Inc 685,912
9,353 Health Management Associates Inc Class A ^^ 184,348
4,509 Health Net Inc* 203,672
3,452 Henry Schein Inc* 161,312
6,413 Humana Inc* 344,378
7,743 IMS Health Inc 207,900
4,850 Laboratory Corp of America Holdings* 301,816

2,250 LifePoint Hospitals Inc ^^* 72,293
3,737 Lincare Holdings Inc* 141,408
3,067 Manor Care Inc 143,873
11,866 McKesson Inc 561,024
11,757 Medco Health Solutions Inc* 673,441
4,720 Omnicare Inc ^^ 223,822
5,384 Patterson Cos Inc ^^* 188,063
3,950 Pharmaceutical Product Development Inc 138,724
6,334 Quest Diagnostics Inc 379,533
18,295 Tenet Healthcare Corp* 127,699
3,402 Triad Hospitals Inc* 134,651
52,487 UnitedHealth Group Inc 2,350,368
2,110 Universal Health Services Inc Class B ^^ 106,049
3,250 VCA Antech Inc* 103,773
24,830 WellPoint Inc* 1,806,879
$13,909,634

HOMEBUILDING --- 0.30%
1,600 Beazer Homes USA Inc ^^ 73,392
4,728 Centex Corp ^^ 237,818
10,583 DR Horton Inc 252,087
1,400 Hovnanian Enterprises Inc ^^* 42,112
2,914 KB Home 133,607
5,416 Lennar Corp ^^ 240,308
1,300 MDC Holdings Inc ^^ 67,509
8,282 Pulte Homes Inc ^^ 238,439
1,800 Ryland Group Inc 78,426
4,540 Toll Brothers Inc 116,088
$1,479,786

HOTELS/MOTELS --- 0.42%
16,918 Carnival Corp ^^ 706,157
12,888 Hilton Hotels Corp 364,473
12,744 Marriott International Inc Class A 485,801
8,474 Starwood Hotels & Resorts Worldwide Inc 511,321
$2,067,752

HOUSEHOLD GOODS --- 2.41%
2,200 American Greetings Corp 46,222
2,968 Black & Decker Corp 250,677
1,014 Blyth Industries Inc ^^ 18,718
2,525 Church & Dwight Co Inc ^^ 91,961
5,896 Clorox Co 359,479
20,052 Colgate-Palmolive Co 1,201,115
2,422 Energizer Holdings Inc* 141,857
5,720 Fortune Brands Inc 406,177
1,900 Furniture Brands International Inc ^^ 39,596
17,931 Kimberly-Clark Corp 1,106,343
7,086 Leggett & Platt Inc 177,008
2,083 Mohawk Industries Inc ^^* 146,539
10,765 Newell Rubbermaid Inc 278,060
127,858 Procter & Gamble Co (1) 7,108,905
2,250 Snap-on Inc ^^ 90,945
2,766 Stanley Works 130,611
2,100 Tupperware Corp ^^ 41,349
3,036 Whirlpool Corp 250,925
$11,886,487

INDEPENDENT POWER PRODUCTS --- 0.01%
1,300 Black Hills Corp 44,629
$44,629

INSURANCE RELATED --- 4.62%
12,647 ACE Ltd 639,812
19,429 AFLAC Inc 900,534
24,744 Allstate Corp 1,354,239
4,147 Ambac Financial Group Inc 336,322
1,850 American Financial Group Inc 79,365
101,218 American International Group Inc (1) 5,976,923
1,536 Amerus Group Co 89,933
12,393 Aon Corp 431,524
3,747 Arthur J Gallagher & Co ^^ 94,949
4,354 Brown & Brown Inc ^^ 127,224
16,150 Chubb Corp 805,885
6,735 Cincinnati Financial Corp 316,612
2,536 Everest Re Group Ltd 219,542
6,820 Fidelity National Financial Inc 265,639
3,770 First American Financial Corp 159,358
14,200 Genworth Financial Inc 494,728
4,325 HCC Insurance Holdings Inc 127,328
2,000 Hanover Insurance Group Inc 94,920
11,813 Hartford Financial Services Group Inc 999,380
1,650 Horace Mann Educators Corp 27,968
6,366 Leucadia National Corp ^^ 185,824
11,171 Lincoln National Corp 630,491
15,812 Loews Corp 560,535
5,236 MBIA Inc 306,568

21,410 Marsh & McLennan Cos Inc 575,715
1,400 Mercury General Corp 78,918
29,545 MetLife Inc 1,512,999
2,482 Ohio Casualty Corp ^^ 73,790
8,928 Old Republic International Corp 190,791
30,480 Progressive Corp 783,641
2,748 Protective Life Corp 128,112
19,200 Prudential Financial Inc 1,491,840
4,673 SAFECO Corp 263,324
27,103 St Paul Travelers Co Inc 1,208,252
2,120 StanCorp Financial Group Inc 107,929
3,941 Torchmark Corp 239,298
1,782 Unitrin Inc ^^ 77,677
11,621 UnumProvident Corp 210,689
6,587 WR Berkley Corp 224,814
7,038 XL Capital Ltd Class A 431,429
$22,824,821

INVESTMENT BANK/BROKERAGE FIRM --- 2.25%
2,949 AG Edwards Inc 163,139
4,701 Bear Stearns Co Inc 658,516
40,180 Charles Schwab Corp 642,076
16,573 E*TRADE Financial Corp* 378,196
16,837 Goldman Sachs Group Inc 2,532,790
3,900 Jefferies Group Inc 115,557
20,864 Lehman Brothers Holdings Inc 1,359,290
36,026 Merrill Lynch & Co Inc 2,505,969
41,709 Morgan Stanley 2,636,426
3,475 Raymond James Financial Inc 105,188

$11,097,147

LEISURE & ENTERTAINMENT --- 2.16%
1,700 Boyd Gaming Corp 68,612
3,654 Brunswick Corp 121,496
2,500 Callaway Golf Co 32,475
4,930 GTECH Holdings Corp 171,465
10,478 Harley-Davidson Inc 575,137
7,204 Harrah's Entertainment Inc 512,781
6,702 Hasbro Inc 121,373
13,230 International Game Technology 501,946
1,396 International Speedway Corp Class A 64,733
15,155 Mattel Inc 250,209
92,150 News Corp 1,767,437
166,808 Time Warner Inc 2,885,778
28,101 Viacom Inc Class B* 1,007,140
85,511 Walt Disney Co 2,565,330
$10,645,912

MACHINERY --- 1.81%
3,498 AGCO Corp* 92,067
26,078 Caterpillar Inc 1,942,289
1,945 Crane Co 80,912
1,810 Cummins Inc 221,273
9,204 Danaher Corp 592,001
9,126 Deere & Co 761,930
2,638 Donaldson Co Inc 89,349
7,947 Dover Corp 392,820
5,860 Eaton Corp 441,844

1,873 Federal Signal Corp 28,357
2,200 Flowserve Corp* 125,180
2,675 Graco Inc 122,997
1,650 Harsco Corp 128,634
7,234 ITT Industries Inc 358,083
16,120 Illinois Tool Works Inc 765,700
12,828 Ingersoll-Rand Co 548,782
4,800 Joy Global 250,032
1,539 Kennametal Inc 95,803
1,650 Lincoln Electric Holdings Inc ^^ 103,373
2,367 Navistar International Corp* 58,252
1,300 Nordson Corp 63,934
2,850 Oshkosh Truck Corp 135,432
6,497 PACCAR Inc 535,223
4,859 Pall Corp 136,052
4,718 Parker-Hannifin Corp 366,117
3,950 Pentair Inc 135,051
2,339 SPX Corp 130,867
700 Tecumseh Products Co Class A ^^* 13,440
3,250 Timken Co 108,908
2,775 Trinity Industries Inc ^^ 112,110
$8,936,812


MEDICAL PRODUCTS --- 1.90%

2,686 Advanced Medical Optics Inc ^^* 135,965
2,109 Bausch & Lomb Inc 103,425
25,525 Baxter International Inc 938,299
2,454 Beckman Coulter Inc ^^ 136,320
9,660 Becton Dickinson & Co 590,516
9,557 Biomet Inc 299,039
47,307 Boston Scientific Corp* 796,650
4,020 CR Bard Inc 294,505
4,430 Cytyc Corp ^^* 112,345
3,092 Dentsply International Inc 187,375
2,318 Edwards Lifesciences Corp ^^* 105,307
4,850 Fisher Scientific International Inc* 354,293
2,000 Gen-Probe Inc* 107,960
2,400 Hillenbrand Industries Inc 116,400
6,094 Hospira Inc* 261,676
1,430 Intuitive Surgical Inc ^^* 168,697
47,023 Medtronic Inc 2,206,319
2,100 Millipore Corp* 132,279
4,921 PerkinElmer Inc 102,849
14,068 St Jude Medical Inc* 456,085
2,549 Steris Corp 58,270
11,408 Stryker Corp 480,391
6,393 Thermo Electron Corp* 231,682
1,222 Varian Inc ^^* 50,725
5,098 Varian Medical Systems Inc* 241,390
4,023 Waters Corp* 178,621
9,661 Zimmer Holdings Inc* 547,972
$9,395,355

OFFICE EQUIPMENT & SUPPLIES --- 0.28%
4,271 Avery Dennison Corp 247,974
2,006 HNI Corp ^^ 90,972
2,571 Herman Miller Inc 66,255
1,000 Mine Safety Appliances Co ^^ 40,200
8,644 Pitney Bowes Inc 356,997
35,730 Xerox Corp* 497,004
2,775 Zebra Technologies Corp Class A* 94,794
$1,394,196

OIL & GAS --- 9.94%
17,864 Anadarko Petroleum Corp 851,934
12,898 Apache Corp 880,289
12,534 BJ Services Co 467,017
13,305 Baker Hughes Inc 1,089,014
4,500 Cameron International Corp* 214,965
16,050 Chesapeake Energy Corp ^^ 485,513
86,340 Chevron Corp (1) 5,358,260
64,301 ConocoPhillips 4,213,645
4,650 Denbury Resources Inc 147,266
17,150 Devon Energy Corp 1,036,032
6,013 ENSCO International Inc ^^ 276,718
9,440 EOG Resources 654,570
27,080 El Paso Corp ^^ 405,929
235,723 Exxon Mobil Corp (1) 14,461,565
2,655 FMC Technologies Inc* 179,106
2,161 Forest Oil Corp ^^* 71,659
5,109 Grant Prideco Inc* 228,628
20,140 Halliburton Co 1,494,589

3,550 Hanover Compressor Co ^^* 66,669
2,050 Helmerich & Payne Inc 123,533
9,397 Hess Corp 496,631
8,836 Kerr-McGee Corp 612,777
4,074 Kinder Morgan Inc 406,952
14,154 Marathon Oil Corp 1,179,028
6,468 Murphy Oil Corp 361,302
12,072 Nabors Industries Ltd 407,913
6,818 National-Oilwell Inc* 431,716
5,000 Newfield Exploration Co* 244,700
5,380 Noble Corp 400,380
6,900 Noble Energy Inc ^^ 323,334
16,688 Occidental Petroleum Corp 1,711,354
1,150 Overseas Shipholding Group Inc 68,023
6,672 Patterson-UTI Energy Inc 188,884
5,021 Pioneer Natural Resources Co 233,025
3,050 Plains Exploration & Production Co ^^* 123,647
2,236 Pogo Producing Co 103,080
6,295 Pride International Inc* 196,593
2,650 Quicksilver Resources Inc ^^* 97,547
4,273 Rowan Cos Inc 152,076
45,988 Schlumberger Ltd 2,994,279
7,818 Smith International Inc 347,666
6,500 Southwestern Energy Co ^^ 202,540
5,162 Sunoco Inc 357,675
2,350 Tidewater Inc ^^ 115,620
12,689 Transocean Inc* 1,019,180
24,006 Valero Energy Corp 1,596,879
13,604 Weatherford International Ltd 675,030

2,300 Western Gas Resources Inc ^^ 137,655
23,163 Williams Cos Inc ^^ 541,088
14,166 XTO Energy Inc 627,129
$49,060,604

PAPER & FOREST PRODUCTS --- 0.37%
2,137 Bowater Inc ^^ 48,617
19,173 International Paper Co 619,288
1,950 Longview Fibre Co ^^ 37,226
4,112 Louisiana-Pacific Corp 90,053
7,053 MeadWestvaco Corp 196,990
1,700 PH Glatfelter Co 26,979
2,339 Packaging Corp of America 51,505
1,516 Potlatch Corp ^^ 57,229
3,855 Sonoco Products Co 122,011
9,586 Weyerhaeuser Co 596,729
$1,846,627

PERSONAL LOANS --- 0.92%
5,045 AmeriCredit Corp* 140,856
48,070 American Express Co 2,558,285
11,800 Capital One Financial Corp 1,008,310
15,988 SLM Corp 846,085
$4,553,536


PHARMACEUTICALS --- 5.94%
59,442 Abbott Laboratories 2,592,266
5,948 Allergan Inc 637,982
4,128 Barr Laboratories Inc* 196,864
76,562 Bristol-Myers Squibb Co 1,979,893
44,055 Eli Lilly & Co 2,434,920
12,704 Forest Laboratories Inc* 491,518
115,342 Johnson & Johnson (1) 6,911,293
9,396 King Pharmaceuticals Inc* 159,732
2,100 Medicis Pharmaceutical Corp Class A ^^ 50,400
85,021 Merck & Co Inc 3,097,315
8,169 Mylan Laboratories Inc ^^ 163,380
1,353 Par Pharmaceutical Cos Inc* 24,976
3,250 Perrigo Co 52,325
285,418 Pfizer Inc (1) 6,698,761
57,662 Schering-Plough Corp 1,097,308
4,260 Sepracor Inc ^^* 243,416
3,600 Valeant Pharmaceuticals International ^^ 60,912
3,971 Watson Pharmaceuticals Inc* 92,445
52,431 Wyeth 2,328,461
$29,314,167

PHOTOGRAPHY/IMAGING --- 0.05%
11,171 Eastman Kodak Co ^^ 265,646
$265,646

POLLUTION CONTROL --- 0.24%
9,393 Allied Waste Industries Inc ^^* 106,704

4,662 Republic Services Inc 188,065
1,100 Rollins Inc ^^ 21,604
1,750 Stericycle Inc ^^* 113,925
21,234 Waste Management Inc 761,876
$1,192,174

PRINTING & PUBLISHING --- 0.52%
950 Banta Corp 44,014
3,484 Belo Corp Class A 54,350
1,971 Deluxe Corp ^^ 34,453
2,297 Dow Jones & Co Inc ^^ 80,418
9,265 Gannett Co Inc 518,191
1,750 Lee Enterprises Inc 47,163
13,936 McGraw-Hill Cos Inc 700,005
950 Media General Inc Class A 39,796
1,666 Meredith Corp 82,534
5,622 New York Times Co ^^ 137,964
8,411 RR Donnelley & Sons Co 268,731
3,754 Readers Digest Association Inc ^^ 52,406
1,400 Scholastic Corp* 36,358
8,528 Tribune Co 276,563
229 Washington Post Co Class B 178,622
$2,551,568

RAILROADS --- 0.72%
14,241 Burlington Northern Santa Fe Corp 1,128,599
8,627 CSX Corp 607,686
16,178 Norfolk Southern Corp 860,993
10,503 Union Pacific Corp 976,359

$3,573,637

REAL ESTATE --- 1.21%
3,435 AMB Property Corp REIT 173,639
3,782 Apartment Investment & Management Co REIT 164,328
8,350 Archstone-Smith Trust REIT 424,765
3,590 Boston Properties Inc REIT 324,536
4,300 Developers Diversified Realty Corp REIT 224,374
14,246 Equity Office Properties Trust REIT 520,121
11,334 Equity Residential REIT ^^ 506,970
2,100 Highwood Properties Inc REIT 75,978
2,818 Hospitality Properties Trust REIT 123,767
8,250 Kimco Realty Corp REIT ^^ 301,043
3,459 Liberty Property Trust REIT ^^ 152,888
2,800 MacErich Co REIT ^^ 196,560
2,429 Mack-Cali Realty Corp REIT ^^ 111,540
4,055 New Plan Excel Realty Trust REIT ^^ 100,118
7,174 Plum Creek Timber Co Inc REIT 254,677
9,550 ProLogis Trust REIT 497,746
3,250 Public Storage Inc REIT 246,675
2,972 Rayonier Inc 112,669
2,700 Regency Centers Corp REIT ^^ 167,805
7,136 Simon Property Group Inc REIT 591,860
5,200 United Dominion Realty Trust Inc REIT ^^ 145,652
4,650 Vornado Realty Trust REIT 453,608
3,150 Weingarten Realty Investors REIT ^^ 120,582
$5,991,901

RESTAURANTS --- 0.86%

2,870 Applebee's International Inc 55,161
1,400 Bob Evans Farms Inc 42,014
3,298 Brinker International Inc 119,717
1,222 CBRL Group Inc ^^ 41,450
3,058 Cheesecake Factory Inc ^^* 82,413
5,041 Darden Restaurants Inc 198,615
48,535 McDonald's Corp 1,630,776
2,570 OSI Restaurant Partners Inc 88,922
2,292 Ruby Tuesday Inc 55,948
29,878 Starbucks Corp 1,128,193
4,551 Wendy's International Inc 265,278
10,597 Yum! Brands Inc 532,711
$4,241,198

RETAIL --- 5.68%
1,857 99 Cents Only Stores ^^* 19,424
3,418 Abercrombie & Fitch Co 189,460
4,200 Advance Auto Parts Inc 121,380
2,100 Aeropostale Inc ^^* 60,669
12,050 Amazon.com Inc ^^* 466,094
5,150 American Eagle Outfitters Inc 175,306
2,850 AnnTaylor Stores Corp* 123,633
5,776 AutoNation Inc* 123,837
2,076 AutoZone Inc* 183,103
2,585 BJ's Wholesale Club Inc ^^* 73,285
2,037 Barnes & Noble Inc 74,351
10,966 Bed Bath & Beyond Inc* 363,742
15,686 Best Buy Co Inc 860,220
4,422 Big Lots Inc ^^* 75,528

2,475 Borders Group Inc 45,689
31,872 CVS Corp 978,470
4,074 CarMax Inc ^^* 144,464
7,074 Chicos FAS Inc ^^* 190,857
5,880 Circuit City Stores Inc ^^ 160,054
3,800 Claire's Stores Inc 96,938
18,342 Costco Wholesale Corp 1,047,878
2,423 Dillard's Inc ^^ 77,173
12,139 Dollar General Corp 169,703
4,045 Dollar Tree Stores Inc* 107,193
6,042 Family Dollar Stores Inc 147,606
21,536 Federated Department Stores Inc 788,218
6,050 Foot Locker Inc 148,165
2,300 GameStop Corp ^^* 96,600
21,422 Gap Inc 372,743
80,534 Home Depot Inc 2,882,312
9,145 JC Penney Co Inc 617,379
13,273 Kohl's Corp* 784,700
28,166 Kroger Co 615,709
13,370 Limited Brands Inc 342,138
30,251 Lowe's Cos Inc 1,835,328
5,122 Michaels Stores Inc 211,231
8,380 Nordstrom Inc 305,870
4,400 O'Reilly Automotive Inc* 137,236
11,226 Office Depot Inc* 426,588
2,750 OfficeMax Inc ^^ 112,063
2,800 Pacific Sunwear of California Inc* 50,204
2,600 Payless ShoeSource Inc* 70,642
5,466 Petsmart Inc 139,930

3,359 Pier 1 Imports Inc ^^ 23,446
2,400 Polo Ralph Lauren Corp ^^ 131,760
5,268 RadioShack Corp 73,752
2,700 Rent-A-Center Inc* 67,122
5,574 Ross Stores Inc 156,351
1,350 Ruddick Corp 33,089
7,964 SUPERVALU Inc 244,495
17,516 Safeway Inc 455,416
5,318 Saks Inc ^^ 85,992
3,774 Sears Holding Corp* 584,366
4,364 Sherwin-Williams Co 207,203
28,354 Staples Inc 689,569
17,770 TJX Cos Inc 406,222
33,658 Target Corp 1,644,866
5,497 Tiffany & Co 181,511
4,300 Urban Outfitters Inc ^^ 75,207
97,386 Wal-Mart Stores Inc (1) 4,691,084
39,334 Walgreen Co 1,763,737
5,484 Whole Foods Market Inc ^^ 354,486
4,491 Williams-Sonoma Inc ^^ 152,919
$28,035,706

SAVINGS & LOANS --- 0.01%
4,300 First Niagara Financial Group Inc 60,286
$60,286


SHOES --- 0.13%
7,359 NIKE Inc Class B 596,079
2,040 Timberland Co Class A* 53,244
$649,323

SPECIALIZED SERVICES --- 1.21%
3,498 Adesa Corp 77,796
2,650 Alliance Data Systems Corp* 155,873
5,474 Apollo Group Inc* 282,842
4,646 BISYS Group Inc* 63,650
1,900 Brink's Co ^^ 107,179
1,850 CSG Systems International Inc* 45,769
3,772 Career Education Corp* 112,745
1,440 Catalina Marketing Corp ^^ 40,982
38,928 Cendant Corp 634,137
5,685 Ceridian Corp* 138,941
3,573 CheckFree Corp* 177,078
3,377 ChoicePoint Inc* 141,057
5,383 Cintas Corp 214,028
2,709 Copart Inc ^^* 66,533
3,332 Corinthian Colleges Inc ^^* 47,848
1,560 Corporate Executive Board Co 156,312
2,372 DST Systems Inc ^^* 141,134
2,290 DeVry Inc* 50,311
2,600 Dun & Bradstreet Corp* 181,168
5,008 Equifax Inc 171,975
4,808 Fastenal Co ^^ 193,714

3,695 Fidelity National Information Services Inc ^^ 130,803
12,768 H&R Block Inc 304,644
2,133 Harte-Hanks Inc 54,690
1,400 ITT Educational Services Inc* 92,134
16,979 Interpublic Group of Cos Inc ^^* 141,775
750 Kelly Services Inc Class A 20,378
1,650 Korn/Ferry International* 32,324
2,000 Laureate Education Inc* 85,260
2,100 MSC Industrial Direct Co Inc Class A ^^ 99,897
3,420 Manpower Inc 220,932
3,310 MoneyGram International Inc 112,375
4,986 Monster Worldwide Inc* 212,703
2,000 Navigant Consulting Inc* 45,300
6,655 Omnicom Group Inc 592,894
1,750 Regis Corp ^^ 62,318
6,704 Robert Half International Inc 281,568
2,550 Scientific Games Corp ^^* 90,831
1,805 Sotheby's Holdings Inc Class A* 47,381
2,650 United Rentals Inc ^^* 84,747
1,863 Valassis Communications Inc* 43,948
$5,957,974

TELEPHONE & TELECOMMUNICATIONS --- 3.07%
15,148 ALLTEL Corp 966,897
151,444 AT&T Inc 4,223,773
70,440 BellSouth Corp 2,549,928
4,523 CenturyTel Inc ^^ 168,029
9,600 Cincinnati Bell Inc* 39,360
12,648 Citizens Communications Co 165,056

5,781 Embarq Corp* 236,963
60,960 Qwest Communications International Inc* 493,166
116,024 Sprint Corp 2,319,320
4,015 Telephone & Data Systems Inc 166,221
113,635 Verizon Communications 3,805,636
$15,134,349

TEXTILES --- 0.20%
14,978 Coach Inc* 447,842
4,398 Jones Apparel Group Inc 139,812
4,063 Liz Claiborne Inc 150,575
3,432 VF Corp 233,101
$971,330

TOBACCO --- 1.35%
81,364 Altria Group Inc (1) 5,974,559
3,342 Reynolds American Inc ^^ 385,333
6,267 UST Inc 283,206
1,000 Universal Corp ^^ 37,220
$6,680,318

TRANSPORTATION --- 0.12%
1,700 Alexander & Baldwin Inc ^^ 75,259
1,887 Con-Way Inc ^^ 109,314
2,000 GATX Corp 85,000
4,810 JB Hunt Transport Services Inc ^^ 119,817
2,084 Swift Transportation Co Inc ^^* 66,188
1,982 Werner Enterprises Inc ^^ 40,175
2,250 YRC Worldwide Inc ^^* 94,748

$590,501

UTILITIES --- 1.15%
25,627 AES Corp* 472,818
3,021 AGL Resources Inc 115,161
14,550 Aquila Inc* 61,256
8,600 CMS Energy Corp ^^* 111,284
6,964 Constellation Energy Group 379,677
48,088 Duke Energy Corp 1,412,345
14,350 Dynegy Inc Class A* 78,495
5,745 Energy East Corp ^^ 137,478
4,682 Equitable Resources Inc 156,847
6,801 KeySpan Corp 274,760
4,682 MDU Resources Group Inc 171,408
1,750 NICOR Inc ^^ 72,625
3,283 National Fuel Gas Co 115,365
10,589 NiSource Inc 231,264
4,561 ONEOK Inc 155,256
1,500 Peoples Energy Corp ^^ 53,865
9,795 Public Service Enterprise Group Inc 647,645
3,335 Questar Corp 268,434
4,476 Scana Corp 172,684
10,099 Sempra Energy 459,303
2,966 Vectren Corp 80,824
1,909 WGL Holdings Inc 55,266
$5,684,060


WATER --- 0.02%
5,038 Aqua America Inc ^^ 114,816
$114,816

TOTAL COMMON STOCK --- 99.38% $490,582,857
(Cost $393,605,539)

SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

2,756,000 Federal Home Loan Bank 2,755,250
4.970%, July 3, 2006
300,000 United States of America (1) 295,032
4.890%, November 2, 2006

TOTAL SHORT-TERM INVESTMENTS --- 0.62% $3,050,282
(Cost $3,050,282)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100% $493,633,139
(Cost $396,655,821)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures

REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2006.

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim Stock Index Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	$32,603,911	6.60%
Consumer Products & Services	107,830,671	21.84%
Financial Services	103,403,260	20.95%
Health Care Related	59,326,077	12.02%
Industrial Products & Services	23,859,770	4.83%
Natural Resources	58,821,331	11.92%
Short Term Investments	3,050,282	0.62%
Technology	73,305,683	14.85%
Transportation	12,976,066	2.63%
Utilities	18,456,088	3.74%
	$493,633,139	100.00%

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $22,530,956 and $53,275,893, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $408,194,073. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $131,394,073 and gross depreciation of securities in which there was an excess of tax cost over value of $45,955,006 resulting in net appreciation of $85,439,067.

5.	FUTURES CONTRACTS

As of June 30, 2006, the Portfolio had 2 open S&P MidCap 400 and 10 open S&P 500 long futures contracts. The contracts expire in September 2006 and the Portfolio has recorded unrealized appreciation of $20,069 and $63,971, respectively, for a total unrealized appreciation of $84,040.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2006, the Portfolio had securities on loan valued at $21,942,122 and received collateral of $22,066,376 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006